Selling, general and administrative expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Distribution expenses	SFr (96,429)	SFr (51,089)	SFr (28,564)
Selling expenses	(52,612)	(35,614)	(23,487)
Marketing expenses	(100,539)	(45,626)	(28,553)
Share-based compensation	(198,456)	(54,765)	(18,838)
General and administrative expenses	(123,338)	(61,105)	(37,987)
Selling, general and administrative expenses	(571,375)	(248,199)	(137,428)
Other long-term employee benefits	87,338	57,643	35,998
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	28,668	9,716	3,744
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 2,747	SFr 2,377	SFr 1,599